July 21, 2025

BNY MELLON ADVANTAGE FUNDS, INC.
BNY Mellon Opportunistic Midcap Value Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Andrew Leger and Gregory P. Manley, CFA, are the fund's primary portfolio managers. Mr. Leger has been a portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. Mr. Manley has been a portfolio manager of the fund since July 2025 and is a portfolio manager at NIMNA.

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The following information supersedes and replaces the information in the second paragraph in the section "Fund Details – Management – Sub-Adviser" in the prospectus:

Andrew Leger and Gregory P. Manley, CFA, are the fund's primary portfolio managers and are jointly and primarily responsible for managing the fund's portfolio. Mr. Leger has been a portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2014. Mr. Manley has been a portfolio manager of the fund since July 2025 and is a portfolio manager at NIMNA. He has been employed by NIMNA since February 2025. Prior to joining NIMNA, Mr. Manley worked at Brandywine Global Investment Management from 2000 to January 2025, where he was a lead trader and portfolio manager.

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July 21, 2025

BNY MELLON ADVANTAGE FUNDS, INC.
BNY Mellon Opportunistic Midcap Value Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Gregory P. Manley[1]	None	N/A	None	N/A	None	N/A

1 Because Mr. Manley became a primary portfolio manager of BNYMOMVF as of July 21, 2025, his information is as of May 31, 2025.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Gregory P. Manley	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Gregory P. Manley[1]	BNYMOMVF	None

1 Because Mr. Manley became a primary portfolio manager of BNYMOMVF as of July 21, 2025, his information is as of May 31, 2025.

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